Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of intangible assets [Table Text Block]
	2012	2011
Intangible assets:
Amortizable intangible assets	$42,580	$42,382
Accumulated amortization	(41,308)	(38,008)

Total	$1,272	$4,374